INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 4,133
Share of profit (loss) of associates and joint ventures accounted for using equity method	241	$ 232
Investments, ending balance	4,112	4,133
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	4,133	3,983
Investments Account for Using Equity Method, Acquired	7	703
Funds contirbuted to equity investees	59
Share of profit (loss) of associates and joint ventures accounted for using equity method	248	232
Dividends received from equity investees	(198)	(273)
Non-cash dividend received from equity investees	(124)	(505)
Equity earnings adjustment	(7)
Cash repayments of advances and loans from related parties	(6)	(7)
Investments, ending balance	4,112	4,133
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	2,119	2,659
Investments Account for Using Equity Method, Acquired	0	0
Funds contirbuted to equity investees	0
Share of profit (loss) of associates and joint ventures accounted for using equity method	108	145
Dividends received from equity investees	(88)	(180)
Non-cash dividend received from equity investees	(124)	(505)
Equity earnings adjustment	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	2,015	2,119
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	391	382
Investments Account for Using Equity Method, Acquired	0	0
Funds contirbuted to equity investees	0
Share of profit (loss) of associates and joint ventures accounted for using equity method	119	102
Dividends received from equity investees	(109)	(93)
Non-cash dividend received from equity investees	0	0
Equity earnings adjustment	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	401	391
Zaldivar [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	874	890
Investments Account for Using Equity Method, Acquired	0	0
Funds contirbuted to equity investees	0
Share of profit (loss) of associates and joint ventures accounted for using equity method	1	(16)
Dividends received from equity investees	0	0
Non-cash dividend received from equity investees	0	0
Equity earnings adjustment	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	875	874
Porgera [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	703	0
Investments Account for Using Equity Method, Acquired	7	703
Funds contirbuted to equity investees	55
Share of profit (loss) of associates and joint ventures accounted for using equity method	22	0
Dividends received from equity investees	0	0
Non-cash dividend received from equity investees	0	0
Equity earnings adjustment	(7)
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	780	703
Other
Disclosure of joint ventures [line items]
Investments, beginning balance	46	52
Investments Account for Using Equity Method, Acquired	0	0
Funds contirbuted to equity investees	4
Share of profit (loss) of associates and joint ventures accounted for using equity method	(2)	1
Dividends received from equity investees	(1)	0
Non-cash dividend received from equity investees	0	0
Equity earnings adjustment	0
Cash repayments of advances and loans from related parties	(6)	(7)
Investments, ending balance	$ 41	$ 46